Financial Instruments - Schedule of Accounts and Other Receivable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounts receivable [Member]
Schedule of Accounts and Other Receivable [Line Items]
Balance at beginning	$ 7,465,561	$ 13,114,951
Provision for ECLs	6,107	897,170
Write off of ECLs	(7,353,344)	(6,084,336)
Currency translation adjustments	(27,234)	(462,224)
Balance at ending	91,090	7,465,561
Other receivables [Member]
Schedule of Accounts and Other Receivable [Line Items]
Balance at beginning	521,852	521,852
Provision for ECLs
Write off of ECLs
Currency translation adjustments
Balance at ending	$ 521,852	$ 521,852